Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Abstract]
Schedule of Capitalized Costs Related to Crude Oil and Natural Gas Exploration and Production Activities

Aggregate capitalized costs related to crude oil and natural gas exploration and production activities with applicable accumulated depreciation, depletion, and amortization are presented below as of the dates indicated:

	As of December 31,
	2025	2024
Oil and natural gas properties	(As Restated)
Proved	$90,443,361	$100,285,138
Less: accumulated depreciation, depletion, and amortization	(4,951,565)	(2,759,226)
Net oil and natural gas properties capitalized costs	$85,491,796	$97,525,912

Schedule of Costs Incurred in Crude Oil and Natural Gas Exploration and Development

Costs incurred in crude oil and natural gas exploration and development for the periods presented:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Acquisition Costs	$13,675,000	$-
Exploration costs	-	-
Development costs	6,872,649	6,095,765
Total	$20,547,649	$6,095,765

Schedule of Proved Developed and Proved Undeveloped Reserves

The following table and subsequent narrative disclosure provides a roll forward of the total proved reserves for the years ended December 31, 2025 and 2024 as well as proved developed and proved undeveloped reserves at the beginning and end of each respective year:

	For the years ended December 31,
	2025			2024
	Oil (MBbls)	Natural Gas (MMcf)	Total (MBoe)	Oil (MBbls)	Natural Gas (MMcf)	Total (MBoe)
Proved Reserves:
Beginning of period	14,018	2,840	14,492	15,414	3,525	16,002
Extensions and discoveries	-	-	-	-	-	-
Acquisitions of minerals in place	169	-	169
Dispositions of minerals in place	(5,307)	(1,226)	(5,511)	-	-	-
Revisions to previous estimates	(5,951)	(903)	(6,102)	(1,140)	(472)	(1,219)
Production	(244)	(142)	(268)	(256)	(213)	(291)
End of period	2,685	569	2,780	14,018	2,840	14,492
Proved Developed Reserves:
Beginning of period	9,803	2,056	10,145	11,277	2,674	11,723
End of period	2,685	569	2,780	9,803	2,056	10,145
Proved Undeveloped Reserves:
Beginning of period	4,215	784	4,346	4,137	850	4,279
End of period	-	-	-	4,215	784	4,346

Schedule of Standardized Measure of Discounted Future Net Cash Flows

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves is as follows:

	For the year ended December 31,
	2025	2024
	(in thousands)
Future cash inflows	$174,883	$1,086,436
Future production costs	(110,477)	(453,384)
Future development costs	(51,368)	(124,216)
Future income tax expense	(17,821)	(91,226)
Future net cash flows	(4,783)	417,610
10% annual discount for estimated timing of cash flows	35,967	(244,497)
Standardized measure of discounted future net cash flows	$31,184	$173,113

Schedule of Changes in the Standardized Measure of Discounted Future Net Cash Flows

Changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2025	2024
	(in thousands)
Balance, beginning of period	$173,113	$255,109
Net change in sales and transfer prices and in production (lifting) costs related to future production	(114,554)	(32,505)
Sales and transfers of oil and natural gas produced during the period	(5,748)	(9,452)
Changes in estimated future development costs	(73,217)	2,018
Previously estimated development incurred during the period	6,873	6,096
Net purchases (divestitures) of reserves in place	(335)	—
Net change due to revisions in quantity estimates	(84,098)	(20,516)
Net change due to extensions and discoveries, and improved recovery	—	—
Net change due to changes in estimated income taxes	27,893	(8,641)
Accretion of discount	17,311	25,511
Timing and other differences	83,946	(44,507)
Standardized measure of discounted future net cash flows	$31,184	$173,113